February 10, 2022

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Allstate Life of New York Variable Life Separate Account A (“Registrant”)

Wilton Reassurance Life Company of New York (“Depositor”)

Post-Effective Amendment No. 1 to Registration Statement on Form N-6

File Nos. 333-260638; 811-21250

Dear Sir/Madam:

On behalf of the above-named Registrant, filed herewith is one electronically formatted copy of the above-referenced post-effective amendment to the registration statement on Form N-6 (“N-6 Registration Statement”) under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”).

Pursuant to Rule 485(a) under the 1933 Act, this Registration Statement is being filed in order to obtain review and comments on the updates of the N-6 registration statement that have been made to comply with the new N-6 requirements of Rule 498A, and for final effectiveness as of May 1, 2022. No material changes have been made to the disclosure in the N-6 Registration Statement aside from changes needed to reflect the updates required by Rule 498A. Accordingly, we are requesting selective review of the referenced N-6 Registration Statement with respect to the updates required by Rule 498A.

If you have any questions, please do not hesitate to contact me at 319-491-8364.

Very truly yours,

/s/ Karen Carpenter

Karen Carpenter